INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 7. INCOME TAXES

The Company has elected REIT status effective for the year ended December 31, 2016. The Company is generally not subject to income taxes assuming it complies with the specific distribution rules applicable to REITs.

NOTE 7. INCOME TAXES

The Company intends to elect REIT status effective for the year ended December 31, 2016. The Company would then generally not be subject to income taxes assuming it complied with the specific distribution rules applicable to REITs.
The Company has also incurred current and prior year net operating losses; thus is not expecting to incur current income tax expenses, and due to its election of REIT status commencing in 2016, is not expected to realize any future tax benefits from the current years; or prior years’ operating losses.
Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and expected carry-forwards are available to reduce taxable income. The Company records a valuation allowance when, in the opinion of management, it is more likely than not, that the Company will not realize some or all deferred tax assets. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance equal to the deferred tax asset at December 31, 2016 and 2015. At December 31, 2015 the Company had federal and state net operating loss carry-forwards of approximately $2,600,000. The federal and state tax loss carry-forwards will begin to expire in 2032, unless previously utilized.
Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carry-forwards may be limited if a cumulative change in ownership of more than 50% occurs within a three-year period. Management believes that such an ownership change had occurred but has not yet performed a study of the limitations on the net operating losses.